LONG-TERM LOANS AND OTHER BORROWINGS - Principal payments (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 25,518	$ 1,585	Rp 27,773
1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings	6,867
2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings	4,894
3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings	4,134
4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	3,732
More than 5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	5,891
Bonds and MTN
Borrowings and other credit facilities
Long-term loans and other borrowings	2,696		4,795
Bonds and MTN | More than 5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	2,696
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings	22,822		Rp 22,978
Bank loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings	6,867
Bank loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings	4,894
Bank loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings	4,134
Bank loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	3,732
Bank loans | More than 5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 3,195